Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of License, Royal and Other Revenue

License, royalty and other revenue recognized for the three months ended March 31, 2019 and 2018 is comprised of:

	Three Months Ended March 31,
	2019	2018
Royalty revenue under the License Agreement with Bellco	$26,000	$27,000
Other revenue	14,000	-
Total royalty and other revenue	$40,000	$27,000

The Company recognizes revenue related to product sales when product is shipped via external logistics provider and the other criteria of ASC 606 are met. Product revenue is recorded net of returns and allowances. In addition to product revenue, the Company recognizes revenue related to license, royalty and other agreements in accordance with the five-step model in ASC 606. License, royalty and other revenue recognized for the years ended December 31, 2018 and 2017 is comprised of:

	Years Ended December 31,
	2018	2017
Royalty revenue under the Sublicense Agreement with CamelBak (1)	$100,000	$25,000
Royalty revenue under the License Agreement with Bellco	101,000	140,000
License revenue under the License Agreement with Bellco	-	70,000
Other revenue	29,000	30,000
Total license, royalty and other revenue	$230,000	$265,000

(1)	In May 2015, the Company entered into a Sublicense Agreement (the “Sublicense Agreement”) with CamelBak Products, LLC (“CamelBak”). Under the Sublicense Agreement, the Company granted CamelBak an exclusive, non-transferable, worldwide (with the exception of Italy) sublicense and license, in each case solely to market, sell, distribute, import and export the Company’s individual water treatment device. In exchange for the rights granted to CamelBak, CamelBak agreed, through December 31, 2022, to pay the Company a percentage of the gross profit on any sales made to a branch of the U.S. military, subject to certain exceptions, and to pay a fixed per-unit fee for any other sales made. CamelBak is also required to meet or exceed certain minimum annual fees payable to the Company, and if such fees are not met or exceeded, the Company may convert the exclusive sublicense to a non-exclusive sublicense with respect to non-U.S. military sales In the first quarter of 2019, the Sublicense Agreement was amended to eliminate the minimum fee obligations starting May 6, 2018 and, as such, Camelbak has no further minimum fee obligation.

Schedule of Revenues, Net

The following tables present the Company’s revenue for the year ended December 31, 2018 under the ASC 606 model as compared to revenue under the previous accounting guidance:

	Year Ended December 31, 2018
	Revenue as reported	Revenue under previous accounting guidance	Difference
Product revenue	$5,457,000	$5,457,000	$-
Royalty revenue under the Sublicense Agreement with CamelBak	100,000	100,000	-
Royalty revenue under the License Agreement with Bellco	101,000	101,000	-
License revenue under the License Agreement with Bellco (1)	-	70,000	(70,000)
Other revenue	29,000	29,000	-
Total net revenues	$5,687,000	$5,757,000	$(70,000)

(1)	Under ASC 606, amounts received related to the license under the License Agreement with Bellco would have been recognized as revenue at the time that the license was transferred, which was at the time the payments were received by the Company. Under previous accounting guidance, amounts received under the License Agreement with Bellco were deferred and recognized as revenue over the term of the License Agreement.